Putnam
Equity
Fund 98


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements since the fund completed its first abbreviated fiscal year on 6/30/98. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 6/30/99.




Portfolio of investments owned
December 31, 1998 (Unaudited)

COMMON STOCKS  (96.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
              6,050  Obie Media Corp. (NON)                                                                 $       99,825

Broadcasting  (4.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Citadel Communications Corp. (NON)                                                             51,750
              8,000  Cumulus Media Inc. Class A (NON)                                                              133,000
              2,500  Pegasus Communications Corp. (NON)                                                             62,656
                                                                                                            --------------
                                                                                                                   247,406

Business Services  (14.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  Act Manufacturing, Inc. (NON)                                                                  71,563
              8,000  American Bank Note Holographics, Inc. (NON)                                                   140,000
              5,000  CCC Information Services Group Inc. (NON)                                                      86,250
              6,400  Cunningham Graphics International, Inc. (NON)                                                  97,600
              1,800  Digital River, Inc. (NON)                                                                      63,900
              4,000  DII Group Inc., (The) (NON)                                                                    92,000
              3,400  Inspire Insurance Solutions, Inc. (NON)                                                        62,475
              6,200  JPM Co. (NON)                                                                                  86,800
              2,400  Market Facts, Inc. (NON)                                                                       62,400
              2,200  ProBusiness Services, Inc. (NON)                                                              100,100
                                                                                                            --------------
                                                                                                                   863,088

Computer Equipment  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Apex PC Solutions, Inc. (NON)                                                                  57,750
             10,000  Overland Data, Inc. (NON)                                                                      71,250
                                                                                                            --------------
                                                                                                                   129,000

Computer Services  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Metro Information Services, Inc. (NON)                                                         60,000
              2,700  SPR Inc. (NON)                                                                                 46,575
              1,500  Superior Consultant Holdings Corp. (NON)                                                       65,250
                                                                                                            --------------
                                                                                                                   171,825

Computer Software  (12.5%)
--------------------------------------------------------------------------------------------------------------------------
              3,100  Best Software, Inc. (NON)                                                                      73,625
              2,500  BroadVision, Inc. (NON)                                                                        80,000
                700  Concord Communications, Inc. (NON)                                                             39,725
                300  Concur Technologies, Inc. (NON)                                                                 9,150
                900  Exchange Applications, Inc. (NON)                                                              17,663
              2,382  GeoTel Communications Corp. (NON)                                                              88,730
              2,000  New Era of Networks, Inc. (NON)                                                                88,000
              1,900  Peregrine Systems, Inc. (NON)                                                                  88,113
                300  Pervasive Software Inc. (NON)                                                                   5,775
              5,000  Spyglass, Inc. (NON)                                                                          110,000
              7,500  Summit Design, Inc. (NON)                                                                      69,844
              1,900  TSI International Software, Ltd. (NON)                                                         90,963
                                                                                                            --------------
                                                                                                                   761,588

Consumer Services  (6.1%)
--------------------------------------------------------------------------------------------------------------------------
             11,500  Global Vacation Group, Inc. (NON)                                                              99,188
              4,310  Mesaba Holdings, Inc.                                                                          88,894
              6,000  MovieFone, Inc. Class A (NON)                                                                  98,250
              2,800  Travel Services International, Inc. (NON)                                                      85,400
                                                                                                            --------------
                                                                                                                   371,732

Education Services  (2.6%)
--------------------------------------------------------------------------------------------------------------------------
              4,000  GP Strategies Corp.                                                                            60,000
              4,462  Provant, Inc. (NON)                                                                            97,049
                                                                                                            --------------
                                                                                                                   157,049

Electronic Components  (7.7%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Helix Technology Corp.                                                                         78,000
              1,500  Micrel, Inc. (NON)                                                                             82,500
             15,000  Nanometrics, Inc. (NON)                                                                       117,188
              2,100  Power Integrations, Inc. (NON)                                                                 52,631
              2,000  Sipex Corp. (NON)                                                                              70,250
              1,300  Veeco Instruments, Inc. (NON)                                                                  69,063
                                                                                                            --------------
                                                                                                                   469,632

Food  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  Balance Bar Co. (NON)                                                                          75,250

Health Care  (4.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,800  Alternative Living Services, Inc. (NON)                                                        61,650
              3,500  Brookdale Living Communities, Inc. (NON)                                                       68,250
              2,500  Province Healthcare Co. (NON)                                                                  89,688
              2,500  SteriGenics International, Inc. (NON)                                                          65,000
                                                                                                            --------------
                                                                                                                   284,588

Machinery  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,200  MotivePower Industries, Inc.                                                                   70,813

Medical Management Services  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,200  Medical Manager Corp. (NON)                                                                    69,025

Medical Supplies and Devices  (3.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,800  ResMed Inc. (NON)                                                                              81,675
              3,500  Theragenics Corp. (NON)                                                                        58,844
              2,550  Xomed Surgical Products Inc. (NON)                                                             81,600
                                                                                                            --------------
                                                                                                                   222,119

Pharmaceuticals  (3.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Coulter Pharmaceutical, Inc. (NON)                                                             45,000
              3,000  Priority Healthcare Corp. Class B (NON)                                                       155,625
                                                                                                            --------------
                                                                                                                   200,625

Pharmaceuticals and Biotechnology  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Fuisz Technologies Ltd. (NON)                                                                  38,625

Recreation  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Sunterra Corp. (NON)                                                                           90,000

Restaurants  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              2,180  P.F. Chang's China Bistro, Inc. (NON)                                                          49,595

Retail  (4.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,925  99 Cents Only Stores (NON)                                                                     94,566
              5,500  DM Management Co. (NON)                                                                       104,500
              3,234  Rent-Way, Inc.                                                                                 78,627
                                                                                                            --------------
                                                                                                                   277,693

Semiconductors  (8.1%)
--------------------------------------------------------------------------------------------------------------------------
              8,000  Amkor Technology, Inc. (NON)                                                                   86,500
              4,100  ATMI, Inc.                                                                                    103,525
              1,700  DuPont Photomasks, Inc. (NON)                                                                  72,144
              3,100  NeoMagic Corp. (NON)                                                                           68,580
              4,000  Photronics, Inc. (NON)                                                                         95,875
                500  QLogic Corp.                                                                                   65,438
                                                                                                            --------------
                                                                                                                   492,062

Telecommunication Equipment  (8.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  ACT Networks, Inc. (NON)                                                                       61,250
              4,000  Aware, Inc. (NON)                                                                             108,750
             10,000  Computer Network Technology Corp. (NON)                                                       125,000
                300  Emulex Corp. (NON)                                                                             12,000
              5,300  Fvc.com Inc. (NON)                                                                             83,475
              1,700  Harmonic Lightwaves, Inc. (NON)                                                                31,875
              6,500  VideoServer, Inc. (NON)                                                                       119,438
                                                                                                            --------------
                                                                                                                   541,788

Telecommunication Services  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Hyperion Telecommunications, Inc. Class A (NON)                                                90,750

Transportation  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Eagle USA Airfreight, Inc. (NON)                                                               73,500
                                                                                                            --------------
                     Total Common Stocks   (cost $4,159,089)                                                $    5,847,578

SHORT-TERM INVESTMENTS  (3.7%) (a)  (cost $222,030)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $222,000  Interest in $456,109,000 joint repurchase agreement dated December 31, 1998 with Merrill Lynch,
                       Pierce, Fenner, Smith & Co, Inc. due January 4, 1999
                       with respect to various U.S. Treasury obligations --
                       maturity value of $222,118 for an effective yield
                       of 4.80%                                                                             $      222,030
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $4,381,119) (b)                                               $    6,069,608
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,075,471.

  (b) The aggregate identified cost on a tax basis is $4,381,828, resulting in gross unrealized appreciation and depreciation of $1,794,670 and $106,890, respectively, or net unrealized appreciation of $1,687,780.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,381,119) (Note 1)                                                $6,069,608
-----------------------------------------------------------------------------------------------
Cash                                                                                        847
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 5,902
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           51,519
-----------------------------------------------------------------------------------------------
Total assets                                                                          6,127,876

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         17,229
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             23,771
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  411
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               557
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   10,427
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        52,405
-----------------------------------------------------------------------------------------------
Net assets                                                                           $6,075,471

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $5,095,759
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (21,672)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (687,105)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,688,489
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $6,075,471

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($6,075,471 divided by 539,571 shares)                                                   $11.26
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.26)*                                  $11.95
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                              $   2,331
-----------------------------------------------------------------------------------------------
Dividends                                                                                 1,168
-----------------------------------------------------------------------------------------------
Total investment income                                                                   3,499

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         22,861
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            4,560
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,432
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             23
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   1,815
-----------------------------------------------------------------------------------------------
Registration fees                                                                           133
-----------------------------------------------------------------------------------------------
Auditing                                                                                  8,318
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,112
-----------------------------------------------------------------------------------------------
Postage                                                                                      74
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (10,597)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           29,731
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (4,560)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             25,171
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (21,672)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (684,776)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          1,172,305
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 487,529
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $  465,857
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                  Dec. 31, 1997
                                                                                                 (commencement
                                                                               Six months ended   of operations)
                                                                                    December 31      to June 30
                                                                                -------------------------------
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $   (21,672)     $  (13,253)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (684,776)         66,738
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,172,305         516,184
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    465,857         569,669
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net realized gains on investments                                                  (55,814)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       460,272       3,135,487
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            870,315       3,705,156

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          5,205,156       1,500,000
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $21,672 and $-, respectively)                                                $6,075,471      $5,205,156
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                           December 31     Dec. 31, 1997+
operating performance                                                                               (Unaudited)       to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $10.52            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                                                                                 (.04)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .89             2.06
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .85             2.02
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (0.11)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $11.26           $10.52
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (b)                                                                              8.14*           23.77*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                                                                                       $6,075           $5,205
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                             .65*             .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)                                                                            (.48)*           (.37)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 83.49*           85.45*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return  assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.02 and $0.06 per share, respectively, for the periods ended December 31, 1998 and June 30, 1998. (Note 2)




Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Fund 98 (the "fund") is a series of Putnam Fund Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of small, rapidly growing companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes have the potential for capital appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of the fund's average net asset value; 0.90% of the next $500 million; 0.85% of the next $500 million; 0.80% of the next $5 billion; 0.775% of the next $5 billion; 0.755% of the next $5 billion; 0.74% of the next $5 billion; and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $4,560 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $4,146,850 and $3,740,842, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital Shares

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                    For the six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        152,823        $ 1,442,466
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,481             55,814
-----------------------------------------------------------------------------
                                                   158,304          1,498,280

Shares
repurchased                                       (113,354)        (1,038,008)
-----------------------------------------------------------------------------
Net increase                                        44,950        $   460,272
-----------------------------------------------------------------------------

                                                         For the period
                                                        December 31, 1997
                                                          (commencement
                                                          of operations)
                                                        to June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        342,911         $3,398,434
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   342,911          3,398,434

Shares
repurchased                                        (24,761)          (262,947)
-----------------------------------------------------------------------------
Net increase                                       318,150         $3,135,487
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to December 31, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,500,000, and the issuance of 176,471 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on December 30, 1997.

At December 31, 1998, Putnam Investments, Inc. owned 275,982 shares of the fund (51.1% of shares outstanding) valued at $3,107,557.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Richard Frucci
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

John R. Verani
Vice President

Richard A. Monaghan
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Equity Fund
98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.